UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: August 31

Date of reporting period: December 21, 2009

Item 1. Proxy Voting Record.

Name of Fund: Fusion Fund
Period: July 1, 2009 - December 19, 2009

Company Name	Meeting Date	CUSIP	Ticker

Microsoft Corp.	11/19/09	594918104	MSFT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. ELECTION OF DIRECTOR - WILLIAM H. GATES	Issuer
For	For	2. ELECTION OF DIRECTOR - STEVEN A. BALLMER	Issuer
For	For	3. ELECTION OF DIRECTOR - DINA DUBLON	Issuer
For	For	4. ELECTION OF DIRECTOR - RAYMOND V. GILMARTIN	Issuer
For	For	5. ELECTION OF DIRECTOR - REED HASTINGS	Issuer
For	For	6. ELECTION OF DIRECTOR - MARIA KLAWE	Issuer
For	For	7. ELECTION OF DIRECTOR - DAVID F. MARQUARDT	Issuer
For	For	8. ELECTION OF DIRECTOR - CHARLES H. NOSKI	Issuer
For	For	9. ELECTION OF DIRECTOR - HELMUT PANKE	Issuer
For	For	10. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR	Issuer
For	For	11. TO APPROVE AMENDMENTS TO AMENDED AND RESTATED ARTICLES OF INCORPORATION	Issuer
For	For	12. ADVISORY VOTE ON EXECUTIVE COMPENSATION	Issuer
Against	Against	13. ADOPTION OF HEALTHCARE REFORM PRINCIPLES	Security Holder
Against	Against	14. DISCLOSURE OF CHARITABLE CONTRIBUTIONS	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

Western Digital Corp.	11/11/09	958102105	WDC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A. ELECTION OF DIRECTOR - PETER D. BEHRENDT	Issuer
For	For	1B. ELECTION OF DIRECTOR - KATHLEEN A. COTE	Issuer
For	For	1C. ELECTION OF DIRECTOR - JOHN F. COYNE	Issuer
For	For	1d. ELECTION OF DIRECTOR - HENRY T. DENERO	Issuer
For	For	1E. ELECTION OF DIRECTOR - WILLIAM L. KIMSEY	Issuer
For	For	1F. ELECTION OF DIRECTOR - MICHAEL D. LAMBERT	Issuer
For	For	1G. ELECTION OF DIRECTOR - MATTHEW E. MASSENGILL	Issuer
For	For	1H. ELECTION OF DIRECTOR - ROGER G. MOORE	Issuer
For	For	1I. ELECTION OF DIRECTOR - THOMAS E. PARDUN	Issuer
For	For	1J. ELECTION OF DIRECTOR - ARIF SHAKEEL	Issuer
For	For	2. TO APPROVE AN AMENDMENT AND RESTATEMENT OF OUR 2004 PERFORMANCE INCENTIVE PLAN	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL YEAR ENDING JULY 2, 2010.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND	11/4/09	464286665	EPP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN EACH COMPANY, ON BEHALF OF EACH OF ITS FUNDS, AND BARCLAYS GLOBAL FUND ADVISORS.	Issuer
For	For	2. TO APPROVE A CHANGE IN THE CLASSIFCIATION OF THE FUND'S INVESTMENT OBJECTIVE FROM A FUNDAMENTAL INVESTMENT POLICY TO A NON-FUNDAMENTAL INVESTMENT POLICY.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DEVRY INC.	11/11/09	251893103	DV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. DIRECTOR 1)DARREN R. HUSTON 2)WILLIAM T. KEEVAN 3)LYLE LOGAN 4)JULIA A. MCGEE	Issuer
For	For	2. RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLC AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer
Against	Against	3. APPROVAL OF ELIMINATING MEDICALLY UNNECESSARY SURGERIES, IF PROPERLY PRESENTED AT THE ANNUAL MEETING OF STOCKHOLDERS.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

AUTOZONE, INC.	12/16/09	053332102	AZO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1. DIRECTOR 1)WILLIAM C CROWLEY 2)SUE E. GOVE 3)EARL G. GRAVES, JR. 4)ROBERT R. GRUSKY 5)J.R. HYDE, III 6)W. ANDREW MCKENNA 7)GEORGE R. MRKONIC, JR. 8)LUIS P. NIETO 9)WILLIAM C. RHODES, III 10)THEODORE W. ULLYOT
Issuer
For	For	2. APPROVAL OF AUTOZONE, INC. 2010 EXECUTIVE INCENTIVE COMPENSATION PLAN.	Issuer
For	For	3. RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010 FISCAL YEAR.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

COACH, INC.	11/5/09	189754104	COH

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. DIRECTOR 1)LEW FRANKFORT 2)SUSAN KROPF 3)GARY LOVEMAN 4)IVAN MENEZES 5)IRENE MILLER 6)MICHAEL MURPHY 7)JIDE ZEITLIN	Issuer
For	For	2. TO REAPPROVE THE PERFORMANCE CRITERIA UNDER THE COACH, INC. 2004 STOCK INCENTIVE PLAN	Issuer
Against	Against	3. TO VOTE ON A STOCKHOLDER PROPOSAL	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

SYSCO CORPORATION	11/18/09	871829107	SYY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A. ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: JONATHAN GOLDEN	Issuer
For	For	1B. ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: JOSEPH A. HAFNER, JR.	Issuer
For	For	1C. ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: NANCY S. NEWCOMB	Issuer
For	For	1D. ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL MEETING OF STOCKHOLDERS IN 2012: KENNETH F. SPITLER	Issuer
For	For	2. TO APPROVE THE 2009 NON-EMPLOYEE DIRECTORS STOCK PLAN	Issuer
For	For	3. TO AUTHORIZE AMENDMENTS TO SYSCO'S 2007 STOCK INCENTIVE PLAN, AS AMENDED	Issuer
For	For
4. TO APPROVE THE MATERIAL TERMS OF, AND THE PAYMENT OF COMPENSATION TO CERTAIN EXECUTIVE OFFICERS PURSUANT TO, TH E2009 MANAGEMENT INCENTIVE PLAN, SO THAT THE DEDUCTIBILITY OF SUCH COMPENSATION WILL NOT BE LIMITED BY SECTION 162(M) OF THE INTERNAL REVENUE CODE.
Issuer
For	For	5. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS SYSCO'S INDEPENDENT ACCOUNTANTS FOR FISCAL 2010.	Issuer
For	For	6. TO CONSIDER AND APPROVE THE ADVISORY PROPOSAL RELATING TO THE COMPANY'S EXECUTIVE COMPENSATION PHILOSOPHY, POLICIES AND PROCEDURES.	Issuer
Against	Against	7. TO CONSIDER A STOCKHOLDER PROPOSAL, IF PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD OF DIRECTORS ADOPT CERTAIN PRINCIPLES FOR HEALTH CARE REFORM.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

PALL CORPORATION	11/18/09	696429307	PLL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1. DIRECTOR - 1)DANIEL J. CARROLL 2)ROBERT B. COUTTTS 3)CHERYL W. GRISE 4)ULRIC S. HAYNES 5)RONALD L. HOFFMAN 6)ERIC KRASNOFF 7)DENNIS N. LONGSTREET 8)EDWIN W. MARTIN, JR. 9)KATHARINE L. PLOURDE 10) EDWARD L. SNYDER 11)EDWARD TRAVAGLIANTI
Issuer
For	For	2. PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.	Issuer
For	For	3. PROPOSAL TO APPROVE THE COMPANY'S 2004 EXECUTIVE INCENTIVE BONUS PLAN.	Issuer
For	For	4. PROPOSAL TO AMEND THE PALL CORPORATION EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE FOR PURCHASE UNDER THE PLAN	Issuer
For	For	5. PROPOSAL TO AMEND THE PALL CORPORATION MANAGEMENT STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE FOR PURCHASE UNDER THE PLAN.	Issuer
For	For	6. PROPOSAL TO APPROVE THE PALL CORPORATION 2005 STOCK COMPENSATION PLAN, AS AMENDED.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CAMPBELL SOUP COMPANY	11/19/09	134429109	CPD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1. DIRECTOR - 1)EDMUND M. CARPENTER 2)PAUL R. CHARRON 3)DOUGLAS R. CONANT 4)BENNETT DORRANCE 5)HARVEY GOLUB 6)LAWRENCE C. KARLSON 7)RANDALL W. LARRIMORE 8)MARY ALICE D. MALONE 9)SARA MATHEW 10)WILLIAM D. PEREZ 11)CHARLES R.PERRIN 12)A. BARRY RAND 13)NICK SHREIBER 14)ARCHBOLD D. VAN BEUREN 15)LES C. VINNEY 16)CHARLOTTE C. WEBER
Issuer
For	For	2. RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer
For	For	3. RE-APPROVE CAMPBELL SOUP COMPANY ANNUAL INCENTIVE PLAN	Issuer

Company Name	Meeting Date	CUSIP	Ticker

VISTAPRINT NV	11/17/09	N93540-107	VPRT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1. THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE JOHN J. GAVIN, JR. (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE GEORGE M. OVERHOLSER. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH NOMINEES.)
Issuer
For	For
2. THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE GEORGE M. OVERHOLSER. (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE MARK T. THOMAS. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH NOMINEES.)
Issuer
For	For
3. THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE MARK T. THOMAS. (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE PETER GYENES. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH NOMINEES.)
Issuer
For	For	4. APPROVE OUR PERFORMANCE INCENTIVE PLAN FOR COVERED EMPLOYEES	Issuer
For	For	5. APPOINT ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2010.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ Joseph C. Neuberger
                                                 Joseph C. Neuberger
 President, Trust for Professional Managers

Date  June 9, 2010